Government Grants (Details) - Schedule of Government Grants - Grants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Government Grants (Details) - Schedule of Government Grants [Line Items]
At 1 January	$ 1,535,229	$ 209,843
Received during the year	(3,544,435)	(2,993,340)
Amount recognized in the statement of profit or loss	2,325,960	4,318,726
At 31 December	316,754	1,535,229
Current assets	822,073	2,055,978
Non-current liabilities	(372,371)	(498,460)
Current liabilities	(132,948)	(22,289)
Total	$ 316,754	$ 1,535,229